Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 05, 2019
Registrant Name	Neuberger Berman Alternative Funds
Entity Central Index Key	0001317474
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 05, 2019
Document Effective Date	Feb. 05, 2019
Prospectus Date	Feb. 28, 2018